Debt, Cash and Cash Equivalents - Additional Information (Details) € in Millions, $ in Billions	6 Months Ended
	Jun. 30, 2022 USD ($) bond	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Apr. 30, 2022 EUR (€) patient Country tranche	Mar. 31, 2019 EUR (€)	Sep. 30, 2016 EUR (€)	Sep. 30, 2014 EUR (€)
Disclosure of detailed information about borrowings [Line Items]
Number of bond issues redeemed | bond	3
€1.5 billion bonds, issued in April 2022
Disclosure of detailed information about borrowings [Line Items]
Notional amount				€ 1,500
Number of tranches | tranche				2
€850 million bonds, maturing April 2025
Disclosure of detailed information about borrowings [Line Items]
Notional amount				€ 850
Annual interest rate				0.875%
€650 million bonds, maturing April 2029
Disclosure of detailed information about borrowings [Line Items]
Notional amount				€ 650
Annual interest rate				1.25%
Performance objective, minimum number of patients | patient				1,500,000
Performance objective, number of countries | Country				40
€1 billion bonds, maturing January 2022
Disclosure of detailed information about borrowings [Line Items]
Notional amount							€ 1,000
€850 million bonds, maturing February 2022
Disclosure of detailed information about borrowings [Line Items]
Notional amount					€ 850
€850 million bonds, maturing June 2022
Disclosure of detailed information about borrowings [Line Items]
Notional amount						€ 850
Syndicated credit facility, expires in 2023
Disclosure of detailed information about borrowings [Line Items]
Notional amount		€ 4,000
Syndicated credit facility, expires in 2026
Disclosure of detailed information about borrowings [Line Items]
Notional amount		4,000
Credit facilities, extension option	1 year
Commercial paper program in France
Disclosure of detailed information about borrowings [Line Items]
Commercial paper programs		€ 6,000
Commercial paper program in USA
Disclosure of detailed information about borrowings [Line Items]
Commercial paper programs | $			$ 10.0
Average drawdown | $	$ 2.2